INVESTMENT PROPERTIES - Impact on Fair Value from Assumption Changes (Details) - Property $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
Disclosure of fair value measurement of assets [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent	25.00%
Increase (decrease) in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	$ 3,570
Core Retail
Disclosure of fair value measurement of assets [line items]
Increase (decrease) in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	1,076
LP Investments - Office
Disclosure of fair value measurement of assets [line items]
Increase (decrease) in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	401
LP Investments Retail
Disclosure of fair value measurement of assets [line items]
Increase (decrease) in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	148
Mixed-Use
Disclosure of fair value measurement of assets [line items]
Increase (decrease) in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	142
Multifamily
Disclosure of fair value measurement of assets [line items]
Increase (decrease) in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	117
Triple Net Lease
Disclosure of fair value measurement of assets [line items]
Increase (decrease) in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	137
Student Housing
Disclosure of fair value measurement of assets [line items]
Increase (decrease) in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	122
Manufactured Housing
Disclosure of fair value measurement of assets [line items]
Increase (decrease) in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	130
United States | Core Office
Disclosure of fair value measurement of assets [line items]
Increase (decrease) in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	748
Canada | Core Office
Disclosure of fair value measurement of assets [line items]
Increase (decrease) in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	223
Australia | Core Office
Disclosure of fair value measurement of assets [line items]
Increase (decrease) in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	166
Europe | Core Office
Disclosure of fair value measurement of assets [line items]
Increase (decrease) in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	155
Brazil | Core Office
Disclosure of fair value measurement of assets [line items]
Increase (decrease) in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	$ 5